Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 26, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, allowance for doubtful accounts	$ 1,616		$ 1,240	$ 450
Preference shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preference shares, authorized	5,000,000		5,000,000	5,000,000
Preference shares, issued	0		0	0
Preference shares, outstanding	0		0	0
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, authorized	550,000,000		550,000,000	550,000,000
Common stock, share issued	115,805,639		115,805,639
Common Stock, Shares, Outstanding	67,673,884		67,673,884	67,673,884
Empower Ltd [Member]
Preference shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preference shares, authorized		5,000,000	5,000,000
Preference shares, issued		0	0
Preference shares, outstanding		0	0
Common stock, share issued			67,673,884	67,673,884
Class A ordinary shares | Empower Ltd [Member]
Class A ordinary shares subject to possible redemption, shares		25,000,000	25,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, authorized		500,000,000	500,000,000
Common stock, share issued		0	0
Common Stock, Shares, Outstanding			0
Class B ordinary shares | Empower Ltd [Member]
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, authorized		50,000,000	50,000,000
Common stock, share issued		6,250,000	6,250,000
Common Stock, Shares, Outstanding		6,250,000	6,250,000